Acquisitions and Dispositions - Assets and liabilities disposed (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets and liabilities disposed
Cash and cash equivalents	€ 47	€ 0	€ 0
All remaining assets	848	14,858	443
Total assets disposed	895	14,858	443
Total liabilities disposed	€ 814	€ 12,250	€ 52